Putnam
New Opportunities
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

It is always a pleasure to bring shareholders a report containing news of robust performance, and this year's semiannual report for Putnam New Opportunities Fund is no exception. It is also customary in such cases to caution that results of this magnitude should not become an annual expectation, though we remain confident that your fund's long-term prospects remain exceedingly bright.

This is the last letter to you and the other shareholders of Putnam New Opportunities Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
February 16, 2000


Report from the Fund Managers

Daniel L. Miller
Kenneth W. Lang
Jeffrey R. Lindsey

Putnam New Opportunities Fund's greatest strength has been its ability to target sectors of the market that offer the most compelling growth potential. This was particularly beneficial in the six months ended December 31, 1999, when many rapidly growing U.S. companies made some of their most astounding advances. At the close of the fiscal period, the U.S. equity market was basking in the glow of record-breaking 1999 performance from many major indexes. The Nasdaq Composite Index -- a common measure of technology stocks -- rose 85.6% in the 1999 calendar year, the biggest annual gain for a major market index in U.S. history. The Dow Jones Industrial Average gained 25.2% in 1999, a record fifth year in a row that the blue-chip index posted a double-digit percentage gain. And the S&P 500 Index rose 19.5%, also a record fifth straight year of double-digit gains.

The market's impressive gains were dominated by just a few sectors, including technology, telecommunications, wireless, and media. Your fund was positioned to capitalize on these sectors while generally sidestepping underperforming sectors such as health care and consumer services. While your fund has invested in a variety of businesses, one underlying theme served as a backdrop for nearly every stock in its portfolio: the explosive demand for advanced technology and faster, more efficient transmission of voice and data communications.

Total return for 6 months ended 12/31/99

       Class A            Class B          Class C          Class M
     NAV     POP        NAV     CDSC     NAV     CDSC     NAV     POP
--------------------------------------------------------------------------
     51.09%  42.40%     50.63%  45.63%   50.55%  49.55%   50.73%  45.46%
--------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.



[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics               14.7%

Telecommunications        11.5%

Software                  11.3%

Broadcasting               9.4%

Communications
equipment                  9.3%

Footnote reads:
*Based on net assets as of 12/31/99. Holdings will vary over time.


* INSATIABLE DEMAND FOR WIRELESS TECHNOLOGY

While the Internet has attracted much of the media attention, stocks in other sectors have also experienced unprecedented growth. One example is wireless communications -- from builders of cellular telephone networks to companies that provide Internet-based content and applications for wireless units such as mobile laptop computers and handsets. Makers of wireless communications technology, such as fund holding QUALCOMM, were among the fastest-growing stocks in 1999. QUALCOMM, whose stock price rose more than 2,300% in 1999, pioneered CDMA (code-division multiple access) technology, which has become the high-quality standard for the next generation of cell phones, wireless telecom equipment, and satellite ground stations around the world. Another fund holding profiting from the growing wireless demand is WinStar Communications. In addition to its Wireless Fiber service, the company also provides local and long-distance phone services, high-speed data transport, high-speed Internet access, and Web hosting, design, and applications services. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

* INTERNET CONTINUES AS DOMINANT GROWTH FORCE

The frenzy surrounding the Internet -- and investors' love affair with dot-com stocks -- continues to be a major theme for the U.S. equity market. When selecting Internet stocks for your fund's portfolio, as with any other holdings, we are careful to seek leaders with healthy business models, strong management teams, and a solid foothold in markets with the potential for solid long-term profits. Of particular note during the period were companies that are building vital software for Internet users. Check Point Software Technologies, for example, provides firewall software that protects corporate networks from unauthorized users. It also blocks computer viruses and other unwanted Web content and lets companies set up virtual private networks for secure internal and remote communications. Fund holding RealNetworks provides software that lets users listen to audio and view video on the Internet. The company's RealPlayer software allows broadcasters to deliver streaming audio and video content over the Web instantaneously. Silknet Software offers products that enable businesses to perform marketing, sales, e-commerce, and customer service functions via the Internet. Online advertising company DoubleClick was also a stellar performer. The company is able to collect information on audience behavior and use the results to target placement of online ads.


Putnam New Opportunities Fund re-opens, briefly

Your fund, which had been closed for lump sum investments since 1997, re-opened for a limited time on January 18, 2000. We proceeded cautiously
-- only keeping the fund open until new assets reached approximately
$1 billion. This allowed us to meet the demands of potential investors while protecting the interests of current shareholders. The fund remained open to all investors for just 9 days, closing on January 28. At present, only current shareholders who invest through a Putnam-authorized systematic investment plan and participants in defined contribution plans are permitted to make new investments in the fund.

Lipper ranked Putnam New Opportunities Fund's class A shares 60 out of 1,149 (top 6%), 64 out of 730 (top 9%), and 34 out of 449 (top 8%) growth funds tracked for 1-, 3-, and 5-year performance, respectively, as of 12/31/99.

Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. Past performance is not indicative of future results. The fund was not ranked over longer periods.


Perhaps less glamorous than Internet businesses but just as vital to the explosion in new technology are data storage companies. Fund holdings EMC Corp., Veritas Software, and Network Appliance provide services and software that help businesses manage and store computer data. Veritas software also guards computer networks against data loss from crashes and errors and expedites data recovery. These storage companies have undergone phenomenal growth due in large part to new demands from Internet service providers and corporate intranets.


The Wall Street Journal praises Putnam New Opportunities Fund

Since it was introduced almost 10 years ago, Putnam New Opportunities Fund has compiled an impressive performance record. In fact, The Wall Street Journal recently featured it as the best-performing diversified stock fund of the 1990s based on cumulative performance.* "Since its inception in August 1990, this fund has outperformed longer-standing portfolios to produce a cumulative gain of 1,092% through December 9, according to Lipper," said the article, entitled "Decade's top 10 mutual funds delivered growth with flexibility." The article, which appeared in the December 19, 1999, edition, went on to say: "Right out of the starting gate, manager Dan Miller -- who still lead manages the fund -- decided to buy fast-growing companies of all market capitalizations." As
Putnam New Opportunities Fund faces its second decade in operation, it continues to pursue the same strategy that made it so successful in the 1990s: investing in fast-growing companies of all sizes that are believed to offer exceptional long-term growth potential.

*See page 6 of this report for complete performance information and page 3 for ranking information.


* TRADITIONAL MEDIA COMPANIES DELIVER STRONG RETURNS

In the media sector of the fund's portfolio, traditional giants such as Infinity Broadcasting and CBS Corp. were standouts, as were smaller businesses such as Citadel, a radio broadcaster that owns and operates commercial stations in midsize U.S. markets. Media companies have benefited from the growth in advertising from Internet companies as well as from pharmaceutical firms. Drug companies have increased their advertising dramatically since 1997, when the Food and Drug Administration eased direct-to-consumer advertising regulations.

Also delivering strong performance in the fund's media sector were cable programming companies such as AT&T-Liberty Media. Partially owned by AT&T Corp., this company holds equity positions in nearly 100 cable channels, including BET, Discovery Channel, E!, Encore, QVC, and USA Networks. Liberty also has numerous positions in overseas cable systems, many of which are in their infancy and are expected to experience rapid growth. The company also has 95% ownership of Liberty Digital, which includes music and online properties.

* GROWTH DYNAMICS REMAIN EXCITING, BUT MORE LIKELIHOOD OF VOLATILITY

The first half of fiscal 2000 has provided one of the most exciting environments in recent years for aggressive growth funds. Solid corporate earnings and continued demand for new technology should continue to drive the major U.S. stock indexes in the months ahead. Recovering overseas economies and continued economic strength in the United States also contribute to a generally optimistic outlook.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

QUALCOMM
Communications equipment

AT&T Corp. -- Liberty Media Group
Cable television

Clear Channel Communications, Inc.
Broadcasting

General Electric Co.
Conglomerate

JDS Uniphase Corp.
Electronics

Microsoft Corp.
Software

Verisign, Inc.
Technology services

CBS Corp.
Broadcasting

Nokia Corp.
Communications equipment

Infinity Broadcasting Corp.
Broadcasting

Footnote reads:
These holdings represent 21.4% of the fund's net assets as of 12/31/99. Portfolio holdings will vary over time.


It is important to note, however, that exceptional periods of growth -- like that we've experienced in the first half of the fiscal year -- are often followed by periods of volatility. In addition, a much-anticipated series of Federal Reserve Board interest-rate increases could temper stock gains as companies face steeper borrowing costs and equity investors shift money into higher-yielding bonds. With these factors in mind, we enter the second half of fiscal 2000 with a strategic eye on market conditions while continuing to target the most compelling growth opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/99, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small or midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Opportunities Fund is designed for investors seeking long-term capital appreciation primarily through common stock investments in companies in economic sectors with above-average long-term growth potential.




TOTAL RETURN FOR PERIODS ENDED 12/31/99

                     Class A           Class B            Class C            Class M
(inception dates)   (8/31/90)          (3/1/93)          (7/26/99)          (12/1/94)
                  NAV       POP      NAV     CDSC      NAV      CDSC      NAV      POP
-----------------------------------------------------------------------------------------
6 months          51.09%    42.40%   50.63%   45.63%   50.55%    49.55%   50.73%   45.46%
-----------------------------------------------------------------------------------------
1 year            69.64     59.91    68.62    63.62    68.41     67.41    68.81    62.91
-----------------------------------------------------------------------------------------
5 years          319.26    295.16   304.45   302.45   303.89    303.89   308.82   294.45
Annual average    33.20     31.63    32.24    32.11    32.21     32.21    32.53    31.58
-----------------------------------------------------------------------------------------
Life of fund    1239.69   1162.80  1149.26  1149.26  1149.44   1149.44  1174.63  1129.73
Annual average    32.07     31.23    31.08    31.08    31.08     31.08    31.36    30.86
-----------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/99

                                 Russell Midcap          Consumer
                                  Growth Index         price index
------------------------------------------------------------------------
6 months                             32.49%              1.56%
------------------------------------------------------------------------
1 year                               51.29                2.80
------------------------------------------------------------------------
5 years                             243.93               12.76
Annual average                       28.03                2.43
------------------------------------------------------------------------
Life of fund                        533.16               28.27
Annual average                       21.86                2.70
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 12/31/99

                           Class A      Class B    Class C      Class M
-----------------------------------------------------------------------------
Distributions (number)        1            1          1            1
-----------------------------------------------------------------------------
Income                        --           --        --            --
-----------------------------------------------------------------------------
Capital gains
  Long-term                 $7.30        $7.30     $7.30         $7.30
-----------------------------------------------------------------------------
  Short-term                  --           --        --            --
-----------------------------------------------------------------------------
  Total                     $7.30        $7.30     $7.30         $7.30
-----------------------------------------------------------------------------
Share value:             NAV     POP      NAV       NAV       NAV      POP
-----------------------------------------------------------------------------
6/30/99                 $65.61  $69.61  $62.51     $ --      $64.05   $66.37
-----------------------------------------------------------------------------
7/26/99*                   --     --      --       65.31       --       --
-----------------------------------------------------------------------------
12/31/99                 90.95   96.50   85.99     90.65      88.37    91.58
-----------------------------------------------------------------------------

*Inception of class C shares.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Russell Midcap Growth Index measures the performance of Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
December 31, 1999 (Unaudited)

COMMON STOCKS (98.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising and Marketing Services (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            772,200  DoubleClick, Inc. (NON)                                                              $    195,414,863
            231,596  Engage Technologies, Inc. (NON)                                                            13,895,760
          2,512,500  Lamar Advertising Co. (NON)                                                               152,163,281
                                                                                                           ---------------
                                                                                                               361,473,904

Airlines (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,389,690  Ryanair Holdings, PLC ADR (Ireland) (NON)                                                  76,606,661

Banking (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          3,870,100  Citigroup, Inc.                                                                           215,032,431
            715,500  Firstar Corp.                                                                              15,114,938
          3,381,020  National Commerce Bancorporation                                                           76,706,891
          2,630,740  TCF Financial Corp.                                                                        65,439,658
          1,869,700  Zions Bancorp                                                                             110,662,869
                                                                                                           ---------------
                                                                                                               482,956,787

Biotechnology (2.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,437,800  Amgen, Inc. (NON)                                                                         266,545,363
            568,300  Biogen, Inc.                                                                               48,021,350
            795,600  Biovail Corp. International (Canada) (NON)                                                 74,587,500
            786,000  Genentech, Inc. (NON)                                                                     105,717,000
          1,005,620  QLT PhotoTherapeutics Inc. (Canada) (NON)                                                  59,080,175
          1,195,130  Sepracor, Inc. (NON)                                                                      118,541,957
          1,140,000  Transkaryotic Therapies, Inc. (NON) (AFF)                                                  43,890,000
                                                                                                           ---------------
                                                                                                               716,383,345

Broadcasting (9.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,981,920  AMFM, Inc. (NON)                                                                          389,835,240
          8,653,940  CBS Corp. (NON)                                                                           553,311,289
            905,850  Citadel Communications Corp. (NON)                                                         58,767,019
          9,485,600  Clear Channel Communications, Inc. (NON)                                                  846,589,800
          1,207,600  Echostar Communications Corp. Class A (NON)                                               117,741,000
          1,420,380  Entercom Communications Corp. (NON)                                                        93,745,080
            884,600  Hispanic Broadcasting Corp. (NON)                                                          81,576,706
         15,250,433  Infinity Broadcasting Corp. Class A (NON)                                                 551,875,044
          2,036,100  Univision Communications Inc. Class A (NON)                                               208,063,969
          1,750,400  WestWood One, Inc. (NON)                                                                  133,030,400
                                                                                                           ---------------
                                                                                                             3,034,535,547

Cable Television (3.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,723,110  Adelphia Communications Corp. (NON)                                                       113,079,094
         14,949,520  AT&T Corp. Liberty Media Group Class A (NON)                                              848,385,260
          3,930,000  Comcast Corp. Class A                                                                     198,710,625
          1,503,800  USA Networks, Inc. (NON)                                                                   83,084,950
                                                                                                           ---------------
                                                                                                             1,243,259,929

Capital Equipment (2.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,429,100  Applied Materials, Inc. (NON)                                                             307,736,606
          1,639,000  ASM Lithography Holding N.V. (Netherlands) (NON)                                          186,436,250
          1,920,180  KLA Tencor Corp. (NON)                                                                    213,860,048
          2,841,300  Teradyne, Inc. (NON)                                                                      187,525,800
                                                                                                           ---------------
                                                                                                               895,558,704

Communications Equipment (9.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,070,380  ADC Telecommunications, Inc. (NON)                                                        150,231,949
          1,939,400  Advanced Fibre Communications (NON)                                                        86,666,938
            249,609  Brocade Communications Systems (NON)                                                       44,180,793
            879,800  CIENA Corp. (NON)                                                                          50,588,500
          3,897,100  Cisco Systems, Inc. (NON)                                                                 417,476,838
          1,994,500  Comverse Technology, Inc. (NON)                                                           288,703,875
            449,900  Extreme Networks, Inc. (NON)                                                               37,566,650
            278,900  Juniper Networks, Inc. (NON)                                                               94,826,000
          3,588,100  Lucent Technologies, Inc.                                                                 268,434,731
          2,909,500  Nokia Corp. ADR (Finland)                                                                 552,805,000
          4,904,424  QUALCOMM, Inc. (NON)                                                                      863,791,677
            594,717  Reback Networks, Inc. (NON)                                                               105,562,268
            508,100  Tellabs, Inc. (NON)                                                                        32,621,468
                                                                                                           ---------------
                                                                                                             2,993,456,687

Computers (3.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,541,200  Dell Computer Corp. (NON)                                                                 129,601,200
          2,973,100  EMC Corp. (NON)                                                                           324,811,175
          1,540,540  Network Appliance, Inc. (NON)                                                             127,961,104
          6,821,500  Sun Microsystems, Inc. (NON)                                                              528,239,906
             40,897  VA Linux Systems, Inc. (NON)                                                                8,450,343
                                                                                                           ---------------
                                                                                                             1,119,063,728

Conglomerates (3.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,658,300  General Electric Co.                                                                      720,871,925
          7,666,600  Tyco International Ltd.                                                                   298,039,075
                                                                                                           ---------------
                                                                                                             1,018,911,000

Consumer Finance (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,135,190  Finova Group, Inc.                                                                         75,799,245
            269,340  NextCard, Inc. (NON)                                                                        7,777,193
                                                                                                           ---------------
                                                                                                                83,576,438

Consumer Goods (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,672,900  Colgate-Palmolive Co.                                                                     108,738,500
          3,047,900  Estee Lauder Cos. Class A                                                                 153,728,456
                                                                                                           ---------------
                                                                                                               262,466,956

Consumer Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            596,300  Stamps.com, Inc. (NON)                                                                     24,820,988
            535,900  TMP Worldwide Inc. (NON)                                                                   76,097,800
                                                                                                           ---------------
                                                                                                               100,918,788

Educational Services (--%)
--------------------------------------------------------------------------------------------------------------------------
            211,100  CBT Group PLC ADR (Ireland) (NON)                                                           7,071,850
            247,700  ITT Educational Services, Inc. (NON)                                                        3,823,869
                                                                                                           ---------------
                                                                                                                10,895,719

Electric Utilities (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,543,962  Calpine Corp. (NON)                                                                       162,813,568

Electronics (14.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,315,600  Altera Corp. (NON)                                                                         65,204,425
          3,158,800  Analog Devices, Inc. (NON)                                                                293,768,400
          1,051,480  Applied Micro Circuits Corp. (NON)                                                        133,800,830
            362,100  Broadcom Corp. (NON)                                                                       98,626,988
          6,535,880  Celestica Inc. (Canada) (NON)                                                             362,741,340
          2,325,020  E-Tek Dynamics, Inc. (NON)                                                                313,005,818
          3,796,200  Flextronics International Ltd. (NON)                                                      174,625,200
          2,219,900  Intel Corp.                                                                               182,725,519
          2,159,660  Jabil Circuit, Inc. (NON)                                                                 157,655,180
          4,402,800  JDS Uniphase Corp. (NON)                                                                  710,226,675
          3,609,680  Linear Technology Corp. (NON)                                                             258,317,725
          6,250,000  Maxim Integrated Products, Inc. (NON)                                                     294,921,875
          1,192,800  Micrel, Inc. (NON)                                                                         67,915,050
          2,448,200  Motorola, Inc.                                                                            360,497,450
          1,166,800  PMC-Sierra, Inc. (NON)                                                                    187,052,625
             59,991  QLogic Corp. (NON)                                                                          9,591,061
            656,400  RF Micro Devices, Inc. (NON)                                                               44,922,375
          1,351,700  Sanmina Corp. (NON)                                                                       135,001,038
            253,000  Sawtek, Inc. (NON)                                                                         16,840,313
            884,400  SDL, Inc. (NON)                                                                           192,799,200
          2,193,590  Solectron Corp. (NON)                                                                     208,665,249
          2,652,100  Texas Instruments, Inc.                                                                   256,922,188
          1,091,160  Vitesse Semiconductor Corp. (NON)                                                          57,217,703
          3,380,380  Xilinx, Inc. (NON)                                                                        153,701,653
                                                                                                           ---------------
                                                                                                             4,736,745,880

Entertainment (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,655,200  International Speedway Corp. Class A                                                       83,380,700
          2,309,600  SFX Entertainment, Inc. Class A (NON)                                                      83,578,650
                                                                                                           ---------------
                                                                                                               166,959,350

Financial (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,838,400  Intuit, Inc. (NON)                                                                        230,064,100

Gaming & Lottery (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,123,880  Harrah's Entertainment, Inc. (NON)                                                        109,025,078

Health Care Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          3,266,200  IMS Health, Inc.                                                                           88,799,813
          2,276,470  Lincare Holdings, Inc. (NON)                                                               78,965,053
                                                                                                           ---------------
                                                                                                               167,764,866

Insurance (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,608,000  American International Group, Inc.                                                        173,865,000

Investment Banking/Brokerage (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,622,300  Schwab (Charles) Corp.                                                                    100,630,763

Lodging/Tourism (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,165,100  Extended Stay America, Inc. (NON)                                                          31,758,888
          1,440,800  Four Seasons Hotels, Inc. (Canada) (NON)                                                   76,722,600
                                                                                                           ---------------
                                                                                                               108,481,488

Media (3.1%)
--------------------------------------------------------------------------------------------------------------------------
             86,367  About.com, Inc. (NON)                                                                       7,751,438
          3,848,900  America Online, Inc. (NON)                                                                290,351,394
            419,600  CNET, Inc. (NON)                                                                           23,812,300
          1,499,000  Lycos, Inc. (NON)                                                                         119,264,188
             85,997  OpenTV Corp. (NON)                                                                          6,901,259
          3,556,600  Time Warner, Inc.                                                                         257,631,213
            327,400  TV Guide, Inc. (NON)                                                                       14,078,200
          4,292,800  Viacom, Inc. Class B (NON)                                                                259,446,100
             34,350  Yahoo! Inc. (NON)                                                                          14,862,816
                                                                                                           ---------------
                                                                                                               994,098,908

Medical Technology (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            520,000  PE Corp.-PE Biosystems Group                                                               62,562,500
          5,265,290  Sybron International Corp. (NON) (AFF)                                                    129,986,847
          1,966,900  Waters Corp. (NON)                                                                        104,245,700
                                                                                                           ---------------
                                                                                                               296,795,047

Natural Gas Utilities (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,659,500  Williams Cos., Inc.                                                                        81,280,969

Pharmaceuticals (1.9%)
--------------------------------------------------------------------------------------------------------------------------
          2,589,000  Elan Corp. PLC ADR (Ireland) (NON)                                                         76,375,500
            221,600  IDEXX Laboratories, Inc. (NON)                                                              3,573,300
            824,620  Medicis Pharmaceutical Corp. Class A (NON)                                                 35,097,889
          4,944,300  Schering-Plough Corp.                                                                     208,587,656
          3,447,300  Warner-Lambert Co.                                                                        282,463,144
                                                                                                           ---------------
                                                                                                               606,097,489

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
         10,142,287  J.D. Wetherspoon PLC (United Kingdom) (AFF)                                                71,105,911

Retail (5.0%)
--------------------------------------------------------------------------------------------------------------------------
            682,700  Amazon.com, Inc. (NON)                                                                     51,970,538
            213,600  Ames Department Stores, Inc. (NON)                                                          6,154,350
          6,861,960  Bed Bath & Beyond, Inc. (NON)                                                             238,453,110
            718,203  Costco Wholesale Corp. (NON)                                                               65,536,024
          1,026,400  Dayton Hudson Corp.                                                                        75,376,250
          2,428,900  Dollar Tree Stores, Inc. (NON)                                                            117,649,844
          5,277,600  Home Depot, Inc. (The)                                                                    361,845,450
          2,713,900  Kohls Corp. (NON)                                                                         195,909,656
            233,900  Linens 'N Things, Inc. (NON)                                                                6,929,288
          2,392,000  TJX Cos., Inc. (The)                                                                       48,886,500
          4,950,400  Wal-Mart Stores, Inc.                                                                     342,196,400
          1,237,100  Whole Foods Market, Inc. (NON)                                                             57,370,513
            792,600  Williams-Sonoma, Inc. (NON)                                                                36,459,600
                                                                                                           ---------------
                                                                                                             1,604,737,523

Software (11.3%)
--------------------------------------------------------------------------------------------------------------------------
            285,167  Agile Software Corp. (NON)                                                                 61,948,075
          2,897,930  Amdocs Ltd. (NON)                                                                          99,978,585
            166,460  Brio Technology, Inc. (NON)                                                                 6,991,320
          1,201,690  BroadVision, Inc. (NON)                                                                   204,362,406
            172,480  Check Point Software Technologies Ltd. (Israel) (NON)                                      34,280,400
             54,400  E.piphany, Inc. (NON)                                                                      12,138,000
          2,186,090  Electronic Arts, Inc. (NON)                                                               183,631,560
            921,770  I2 Technologies, Inc. (NON)                                                               179,745,150
            186,303  Informatica Corp. (NON)                                                                    19,817,982
            730,060  Lernout & Hauspie Speech Products N.V. (Belgium) (NON)                                     33,765,275
          1,401,640  Macromedia, Inc. (NON)                                                                    102,494,925
            102,600  Micromuse, Inc. (NON)                                                                      17,442,000
          5,849,200  Microsoft Corp. (NON)                                                                     682,894,100
          6,756,600  Misys PLC (United Kingdom)                                                                105,326,002
          3,266,100  Oracle Corp. (NON)                                                                        366,007,331
          8,473,440  Parametric Technology Corp. (NON)                                                         229,312,470
            382,900  Phone.com, Inc. (NON)                                                                      44,392,469
          1,158,300  Portal Software, Inc. (NON)                                                               119,160,113
          2,239,600  Rational Software Corp. (NON)                                                             110,020,350
            377,900  Silknet Software, Inc. (NON)                                                               62,636,925
            529,748  Software.com, Inc. (NON)                                                                   50,855,808
          2,837,020  Synopsys, Inc. (NON)                                                                      189,371,085
          3,779,300  VERITAS Software Corp. (NON)                                                              540,912,313
          1,172,700  Vignette Corp. (NON)                                                                      191,150,100
                                                                                                           ---------------
                                                                                                             3,648,634,744

Technology Services (6.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,030,880  Affiliated Computer Services, Inc. Class A (NON)                                           93,420,480
            158,000  Chemdex Corp. (NON)                                                                        17,538,000
            929,400  CMG Information Services, Inc. (NON)                                                      257,327,625
          2,063,000  Exodus Communications, Inc. (NON)                                                         183,220,188
             38,497  Freemarkets, Inc. (NON)                                                                    13,139,507
          1,065,000  InfoSpace.com, Inc. (NON)                                                                 227,910,000
             67,700  Intertrust Technologies Corp. (NON)                                                         7,963,213
            425,000  RealNetworks, Inc. (NON)                                                                   51,132,813
          2,105,900  Sapient Corp. (NON)                                                                       296,800,281
          4,125,300  USWeb Corp. (NON)                                                                         183,318,019
          2,319,100  Verio, Inc. (NON)                                                                         107,113,431
          2,908,120  VeriSign, Inc. (NON)                                                                      555,269,163
            287,600  Viant Corp. (NON)                                                                          28,472,400
          2,189,970  Whittman-Hart, Inc. (NON)                                                                 117,437,141
            843,070  Ziff-Davis, Inc. (NON)                                                                     17,704,470
                                                                                                           ---------------
                                                                                                             2,157,766,731

Telecommunications (11.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,223,000  Allegiance Telecom, Inc. (NON)                                                            205,071,750
          3,881,870  American Tower Corp. Class A (NON)                                                        118,639,652
            224,400  CoreComm Ltd. (NON)                                                                        13,323,750
          2,534,900  Covad Communications Group 144A (NON)                                                     141,795,969
          1,369,400  Focal Communications Corp. (NON)                                                           33,036,775
          4,966,403  Global Crossing Ltd. (NON)                                                                248,320,150
          5,268,200  Global TeleSystems Group, Inc. (NON)                                                      182,411,425
            282,300  Intermedia Communications, Inc. (NON)                                                      10,956,769
            617,000  Level 3 Communications, Inc. (NON)                                                         50,516,875
          3,513,900  MCI WorldCom, Inc. (NON)                                                                  186,456,319
          6,770,600  McLeod, Inc. Class A (NON)                                                                398,619,075
          8,540,400  Metromedia Fiber Network, Inc. Class A (NON)                                              409,405,425
          1,543,300  NEXTEL Communications, Inc. Class A (NON)                                                 159,152,813
          6,571,620  NEXTLINK Communications, Inc. Class A (NON)                                               545,855,186
          1,136,200  NorthPoint Communications Group, Inc. (NON)                                                27,268,800
          1,612,800  NTL, Inc. (NON)                                                                           201,196,800
          1,212,740  Pinnacle Holdings, Inc. (NON)                                                              51,389,858
            184,300  PSINet, Inc. (NON)                                                                         11,380,525
            251,900  Spectrasite Holdings, Inc. (NON)                                                            2,739,413
          3,687,100  Sprint Corp.                                                                              248,187,901
          3,131,100  Sprint PCS (NON)                                                                          320,937,750
          1,690,780  WinStar Communications, Inc. (NON)                                                        127,231,195
                                                                                                           ---------------
                                                                                                             3,693,894,175

Transaction Processing (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,011,600  CheckFree Holdings Corp. (NON)                                                            105,712,200
          4,818,295  Concord EFS, Inc. (NON)                                                                   124,071,096
                                                                                                           ---------------
                                                                                                               229,783,296
                                                                                                           ---------------
                     Total Common Stocks (cost $14,152,890,204)                                            $31,740,609,079

SHORT-TERM INVESTMENTS (1.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $50,000,000  Federal Home Loan Mortgage Corp. for an effective
                       yield of 5.74%, February 15, 2000                                                    $   49,641,250
         50,000,000  Federal Home Loan Mortgage Corp. for an effective
                       yield of 5.53%, February 9, 2000                                                         49,700,458
        142,429,000  Interest in $578,946,000 joint repurchase agreement dated
                       December 31, 1999 with Morgan (J.P.) & Co. Inc. due
                       January 3, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $142,458,673 for an
                       effective yield of 2.50%                                                                142,429,000
         75,000,000  Interest in $75,000,000 repurchase agreement dated
                       December 31, 1999 with S.B.C. Warburg Inc. due
                       January 3, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $75,025,000 for an
                       effective yield of 4.00%                                                                 75,000,000
                                                                                                           ---------------
                     Total Short-Term Investments (cost $316,770,708)                                      $   316,770,708
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $14,469,660,912) (b)                                          $32,057,379,787
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $32,207,575,043.

  (b) The aggregate identified cost on a tax basis is $14,485,878,500,resulting in gross unrealized appreciation and depreciation of $17,761,172,209 and $189,670,922, respectively, or net unrealized appreciation of $17,571,501,287.

(NON) Non-income-producing security.

(AFF) Affiliated companies (Note 5).

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.


-------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 1999 (Unaudited)

                                     Aggregate Face   Expiration   Unrealized
                        Total Value       Value          Date     Appreciation
-------------------------------------------------------------------------------
S&P 500 Index (Long)   $125,043,850   $124,560,794      Mar-00       $483,056
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
December 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $14,469,660,912) (Note 1)                                      $32,057,379,787
-----------------------------------------------------------------------------------------------
Cash                                                                                  3,277,878
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             4,217,372
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               33,874,841
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      462,475,913
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                         112,643
-----------------------------------------------------------------------------------------------
Total assets                                                                     32,561,338,434

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    153,000,850
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          148,984,468
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         30,743,937
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            2,244,867
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           215,205
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             14,496
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               18,001,749
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  557,819
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   353,763,391
-----------------------------------------------------------------------------------------------
Net assets                                                                      $32,207,575,043

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $13,739,762,271
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                           (101,953,584)
-----------------------------------------------------------------------------------------------
Accumulated net realized gains on investments (Note 1)                              981,564,425
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       17,588,201,931
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $32,207,575,043

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($17,940,842,972 divided by 197,260,782 shares)                                          $90.95
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $90.95)*                                  $96.50
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($11,892,069,718 divided by 138,289,475 shares)**                                        $85.99
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($9,490,653 divided by 104,693 shares)**                                                 $90.65
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($712,487,281 divided by 8,062,658 shares)                                               $88.37
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $88.37)*                                  $91.58
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($1,652,684,419 divided by 17,885,247 shares)                                            $92.40
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $29,256, including dividend income
of $399,370 from investments in affiliated issuers) (Note 5)                    $    21,487,662
-----------------------------------------------------------------------------------------------
Interest                                                                              5,830,585
-----------------------------------------------------------------------------------------------
Total investment income                                                              27,318,247

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     56,498,636
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       14,105,833
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       148,620
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         28,658
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                16,361,290
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                38,403,220
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    11,254
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 2,004,484
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 207,213
-----------------------------------------------------------------------------------------------
Registration fees                                                                        66,560
-----------------------------------------------------------------------------------------------
Auditing                                                                                 55,027
-----------------------------------------------------------------------------------------------
Legal                                                                                    64,939
-----------------------------------------------------------------------------------------------
Postage                                                                                 741,072
-----------------------------------------------------------------------------------------------
Other                                                                                 1,716,783
-----------------------------------------------------------------------------------------------
Total expenses                                                                      130,413,589
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,141,758)
-----------------------------------------------------------------------------------------------
Net expenses                                                                        129,271,831
-----------------------------------------------------------------------------------------------
Net investment loss                                                                (101,953,584)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3, and 5)
(including realized loss of $106,695,558 on
sales of investments in affiliated issuers)                                       1,093,398,642
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (893,003)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currency during the period                                                          692
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                      9,905,764,973
-----------------------------------------------------------------------------------------------
Net gain on investments                                                          10,998,271,304
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $10,896,317,720
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    December 31         June 30
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                             $  (101,953,584) $ (155,256,135)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                     1,092,505,639   2,352,943,195
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                      9,905,765,665     997,121,712
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             10,896,317,720   3,194,808,772
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                      (1,314,507,212)   (332,350,742)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (933,682,378)   (257,923,945)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (488,124)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (54,386,506)    (14,531,244)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                        (125,842,222)    (15,917,465)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 2,016,842,886     114,640,051
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                     10,484,254,164   2,688,725,427

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                21,723,320,879  19,034,595,452
---------------------------------------------------------------------------------------------------------------
End of year (including accumulated net investment
loss of $101,953,584 and $--, respectively)                                     $32,207,575,043 $21,723,320,879
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                        December 31
operating performance            (Unaudited)                                  Year ended June 30
---------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999            1998             1997             1996           1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $65.61           $57.68          $44.47           $42.99           $29.58         $21.88
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.23)(c)         (.32)(c)        (.25)            (.20)(c)         (.21)(c)       (.12)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                32.87            10.13           14.55             2.00            13.62           8.02
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              32.64             9.81           14.30             1.80            13.41           7.90
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (7.30)           (1.88)          (1.09)            (.26)              --           (.15)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                        --               --              --             (.06)              --           (.04)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --              --               --               --           (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                (7.30)           (1.88)          (1.09)            (.32)              --           (.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $90.95           $65.61          $57.68           $44.47           $42.99         $29.58
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             51.09*           17.81           32.75             4.26            45.34          36.36
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $17,940,843      $11,817,798     $10,163,386       $7,381,624       $4,752,611     $1,341,877
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .44*             .93             .98             1.06             1.11           1.13
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.32)*           (.56)           (.49)            (.48)            (.54)          (.55)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             27.93*           76.54           65.21            66.74            36.61          56.99
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       December 31
operating performance           (Unaudited)                                     Year ended June 30
---------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999            1998             1997             1996           1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $62.51           $55.42          $43.08           $41.96           $29.09         $21.68
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.42)(c)         (.66)(c)        (.62)            (.49)(c)         (.48)(c)       (.23)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                31.20             9.63           14.05             1.93            13.35           7.84
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              30.78             8.97           13.43             1.44            12.87           7.61
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (7.30)           (1.88)          (1.09)            (.26)              --           (.15)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                        --               --              --             (.06)              --           (.04)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --              --               --               --           (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                (7.30)           (1.88)          (1.09)            (.32)              --           (.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $85.99           $62.51          $55.42           $43.08           $41.96         $29.09
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             50.63*           17.01           31.78             3.50            44.24          35.34
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $11,892,070       $8,382,292      $7,950,848       $6,359,447       $4,254,962     $1,013,379
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .74*            1.60            1.73             1.81             1.87           1.87
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.62)*          (1.23)          (1.24)           (1.23)           (1.30)         (1.30)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             27.93*           76.54           65.21            66.74            36.61          56.99
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                      July 26, 1999+
operating performance                                                                                          to December 31
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                 $65.31
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                   (.41)(c)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                  33.05
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                32.64
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                       (7.30)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                                                                                                          --
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                                                  --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                  (7.30)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                       $90.65
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                               51.31*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                      $9,491
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                                                             .70*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                                             (.60)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                               27.93*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                        For the period
Per-share                       December 31                                                                       Dec. 1,1994+
operating performance           (Unaudited)                             Year ended June 30                        to June 30
---------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999             1998             1997          1996             1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $64.05           $56.65           $43.91           $42.66        $29.51           $24.72
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.40)(c)         (.58)(c)         (.49)            (.40)(c)      (.40)(c)         (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                32.02             9.86            14.32             1.97         13.55             5.04
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              31.62             9.28            13.83             1.57         13.15             4.99
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (7.30)           (1.88)           (1.09)            (.26)           --             (.15)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                        --               --               --             (.06)           --             (.04)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --               --            --             (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                (7.30)           (1.88)           (1.09)            (.32)           --             (.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $88.37           $64.05           $56.65           $43.91        $42.66           $29.51
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             50.73*           17.19            32.09             3.75         44.56            20.40*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $712,487         $491,209         $444,325         $337,535      $210,404          $16,011
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .69*            1.43             1.48             1.56          1.64              .94*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.57)*          (1.06)            (.99)            (.98)        (1.06)            (.53)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             27.93*           76.54            65.21            66.74         36.61            56.99
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended                                                                       For the period
Per-share                       December 31                                                                     July 19,1994+
operating performance           (Unaudited)                            Year ended June 30                        to June 30
---------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999            1998             1997           1996             1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $66.49           $58.28          $44.82           $43.21         $29.66           $22.59
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.14)(c)         (.19)(c)        (.13)(c)         (.09)(c)       (.11)(c)         (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                33.35            10.28           14.68             2.02          13.66             7.31
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              33.21            10.09           14.55             1.93          13.55             7.27
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (7.30)           (1.88)          (1.09)            (.26)            --             (.15)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                        --               --              --             (.06)            --             (.04)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --              --               --             --             (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                (7.30)           (1.88)          (1.09)            (.32)            --             (.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $92.40           $66.49          $58.28           $44.82         $43.21           $29.66
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             51.26*           18.11           33.05             4.54          45.68            32.42*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,652,684       $1,032,022        $476,037         $254,126       $118,640          $24,538
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .31*             .68             .73              .81            .86              .83*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.19)*           (.32)           (.24)            (.23)          (.29)            (.26)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             27.93*           76.54           65.21            66.74          36.61            56.99
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
December 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam New Opportunities Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing principally in common stocks of companies in sectors of the economy which, in the judgment of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. possess above-average, long-term growth potential.

The fund, which is at present generally closed to new investors, offers class A, class B, class C, class M and class Y shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended December 31, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, and 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of the next $5 billion, 0.42% of the next $5 billion, 0.41% of the next $5 billion, 0.40% of the next $5 billion, and 0.39% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1999, fund expenses were reduced by $1,141,758 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $7,430 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.85%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended December 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $755,040 and $25,463 from the sale of class A and class M shares, respectively, and received $4,474,708 and $170 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $19,222 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended December 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $6,641,935,927 and $7,173,909,291, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At December 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     22,965,428     $1,687,981,271
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   15,449,159      1,255,087,472
-----------------------------------------------------------------------------
                                                38,414,587      2,943,068,743

Shares
repurchased                                    (21,288,317)    (1,511,994,685)
-----------------------------------------------------------------------------
Net increase                                    17,126,270     $1,431,074,058
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     45,594,076     $2,572,784,440
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,046,651        317,327,118
-----------------------------------------------------------------------------
                                                51,640,727      2,890,111,558

Shares
repurchased                                    (47,716,775)    (2,689,861,510)
-----------------------------------------------------------------------------
Net increase                                     3,923,952      $ 200,250,048
-----------------------------------------------------------------------------

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,273,093       $371,936,878
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   10,606,943        815,037,985
-----------------------------------------------------------------------------
                                                15,880,036      1,186,974,863

Shares
repurchased                                    (11,680,665)      (806,378,332)
-----------------------------------------------------------------------------
Net increase                                     4,199,371       $380,596,531
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,985,427      $ 532,229,736
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,483,603        224,942,388
-----------------------------------------------------------------------------
                                                14,469,030        757,172,124

Shares
repurchased                                    (23,849,418)    (1,272,000,118)
-----------------------------------------------------------------------------
Net decrease                                    (9,380,388)     $(514,827,994)
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                         to December 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        103,453         $7,950,316
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        5,221            422,983
-----------------------------------------------------------------------------
                                                   108,674          8,373,299

Shares
repurchased                                         (3,981)          (307,872)
-----------------------------------------------------------------------------
Net increase                                       104,693         $8,065,427
-----------------------------------------------------------------------------

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        989,865        $67,393,131
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      650,643         51,368,282
-----------------------------------------------------------------------------
                                                 1,640,508        118,761,413

Shares
repurchased                                     (1,246,563)       (85,429,994)
-----------------------------------------------------------------------------
Net increase                                       393,945        $33,331,419
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,659,416       $ 90,965,413
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      266,448         13,693,360
-----------------------------------------------------------------------------
                                                 1,925,864        104,658,773

Shares
repurchased                                     (2,100,915)      (116,130,595)
-----------------------------------------------------------------------------
Net decrease                                      (175,051)      $(11,471,822)
-----------------------------------------------------------------------------

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,532,291       $404,075,572
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,525,129        125,842,222
-----------------------------------------------------------------------------
                                                 7,057,420        529,917,794

Shares
repurchased                                     (4,694,126)      (366,142,343)
-----------------------------------------------------------------------------
Net increase                                     2,363,294       $163,775,451
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     10,843,488       $643,820,161
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      299,803         15,917,465
-----------------------------------------------------------------------------
                                                11,143,291        659,737,626

Shares
repurchased                                     (3,789,291)      (219,047,807)
-----------------------------------------------------------------------------
Net increase                                     7,354,000       $440,689,819
-----------------------------------------------------------------------------

Note 5
Transactions with Affiliated Companies




Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                      Purchase              Sales           Dividend             Market
Affiliates                                cost               cost             Income              Value
-------------------------------------------------------------------------------------------------------
Celestica, Inc.                    $22,001,286       $  1,953,664           $     --       $         --
Extended Stay America, Inc.                 --         15,961,970                 --                 --
Intuit, Inc.                            10,675                 --                 --                 --
ITT Educational Services, Inc.              --         50,661,200                 --                 --
J.D. Wetherspoon Plc                     3,689                 --            263,300         71,105,911
Medicis Pharmaceutical Corp.
 Class A                                    --         26,221,371                 --                 --
Micrel, Inc.                                --                 --                 --                 --
Pediatrix Medical Group, Inc.               --         32,455,977                 --                 --
Snyder Communications, Inc.                 --        160,863,124                 --                 --
Stewart Enterprises, Inc. Class A           --         92,105,612            136,070                 --
Sybron International Corp.               6,712                 --                 --        129,986,847
Transkaryotic Therapies, Inc.        3,970,211                 --                 --         43,890,000
USWEB                               16,890,602          2,064,659                 --                 --
Westwood One, Inc.                   9,620,991                 --                 --                 --
Whittman-Hart, Inc.                 17,477,619         28,540,253                 --                 --
-------------------------------------------------------------------------------------------------------
  Totals                           $69,981,785       $410,827,830           $399,370       $244,982,758
-------------------------------------------------------------------------------------------------------



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Daniel L. Miller
Vice President and Fund Manager

Kenneth W. Lang
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam New Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com


SA013-58388 852/358/983/526 2/00


PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
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Putnam New Opportunities Fund
Supplement to Semiannual Report dated 12/31/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
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Total return
for periods ended 12/31/99                                  NAV

6 months                                                   51.26%
1 year                                                     70.09
5 years                                                   324.45
Annual average                                             33.53
Life of fund (since class A inception, 8/31/90)          1258.40
Annual average                                             32.26

Share value:                                                NAV

6/30/99                                                   $66.49
12/31/99                                                   92.40

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Distributions:       No.     Income      Capital gains     Total
                      1      $7.30            --           $7.30
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Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.